The Royce Fund

Pennsylvania Mutual Fund
Royce Micro-Cap Fund
Royce Total Return Fund
Royce Low-Priced Stock Fund
Royce Opportunity Fund
Royce Premier Fund
Royce Trust & GiftShares Fund
Royce Select Fund

Investment Class Shares

Supplement to Prospectus dated May 1, 2001

The following supplements the information regarding Royce & Associates, Inc. appearing under "Management of the Funds" on page 20 of the Prospectus:

        On October 1, 2001, Royce & Associates, Inc., the Funds' investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. At the Special Meeting of Shareholders held on September 14, 2001, the shareholders of each Fund approved a new investment advisory agreement to be entered into between Royce and the Trust for the Fund as a result of the acquisition. The fee rates payable to Royce by the Funds under these new investment advisory agreements are identical to those payable under the old ones, and the services provided to the Funds by Royce under these agreements are expected to be substantially similar to the services previously provided to the Funds by Royce.

October 1, 2001

Royce Special Equity Fund

Supplement to Prospectus dated May 1, 2001

The following supplements the information regarding Royce & Associates, Inc. appearing under "Management of the Fund" on page 6 of the Prospectus:

        On October 1, 2001, Royce & Associates, Inc., the Fund's investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. At the Special Meeting of Shareholders held on September 14, 2001, the shareholders of the Fund approved a new investment advisory agreement to be entered into between Royce and the Trust for the Fund as a result of the acquisition. The fee rate payable to Royce by the Fund under this new investment advisory agreement is identical to that payable under the old one, and the services provided to the Fund by Royce under this agreement are expected to be substantially similar to the services previously provided to the Fund by Royce.

October 1, 2001

The Royce Fund

Royce Value Fund
Royce Value Plus Fund

Supplement to Prospectus dated June 14, 2001

The following supplements the information regarding Royce & Associates, Inc. appearing under "Management of the Fund" on page 7 of the Prospectus:

        On October 1, 2001, Royce & Associates, Inc., the Funds' investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. At the Special Meeting of Shareholders held on September 14, 2001, the shareholders of each Fund approved a new investment advisory agreement to be entered into between Royce and the Trust for the Fund as a result of the acquisition. The fee rates payable to Royce by the Funds under these new investment advisory agreements are identical to those payable under the old ones, and the services provided to the Funds by Royce under these agreements are expected to be substantially similar to the services previously provided to the Funds by Royce.

October 1, 2001

The Royce Fund

Pennsylvania Mutual Fund
Royce Micro-Cap Fund
Royce Trust & GiftShares Fund

Consultant Class Shares

Supplement to Prospectus dated May 1, 2001

The following supplements the information regarding Royce & Associates, Inc. appearing under "Management of the Funds" on page 10 of the Prospectus:

        On October 1, 2001, Royce & Associates, Inc., the Funds' investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. At the Special Meeting of Shareholders held on September 14, 2001, the shareholders of each Fund approved a new investment advisory agreement to be entered into between Royce and the Trust for the Fund as a result of the acquisition. The fee rates payable to Royce by the Funds under these new investment advisory agreements are identical to those payable under the old ones, and the services provided to the Funds by Royce under these agreements are expected to be substantially similar to the services previously provided to the Funds by Royce.

October 1, 2001

Royce Opportunity Fund

Institutional Service Class Shares

Supplement to Prospectus dated May 1, 2001

The following supplements the information regarding Royce & Associates, Inc. appearing under "Management of the Fund" on page 6 of the Prospectus:

        On October 1, 2001, Royce & Associates, Inc., the Fund's investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. At the Special Meeting of Shareholders held on September 14, 2001, the shareholders of the Fund approved a new investment advisory agreement to be entered into between Royce and the Trust for the Fund as a result of the acquisition. The fee rate payable to Royce by the Fund under this new investment advisory agreement is identical to that payable under the old one, and the services provided to the Fund by Royce under this agreement are expected to be substantially similar to the services previously provided to the Fund by Royce.

October 1, 2001